Exhibit 99.8

j.p. morgan acceptance corporation ii abs-15g

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304874541	FCRE1316	12/19/2025	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Provide missing VVOE for XXX	XX/XX/XXXX XXX: According to the guidelines the Seller is not required to obtain any additional documentation or evaluate the income or loss from the self-employment for each Borrower on the Mortgage who:

Has a primary source of income, other than self-employment, used for qualifying for the Mortgage (e.g., salaried income from primary employment), and
Is self-employed and self-employment income is a secondary source of income	Documentation is sufficient. Business Search in file. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 45.4% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.4% is less than Guideline CLTV of 80%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740	Resolved	12/19/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304874541	FCOM8997	12/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 45.4% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.4% is less than Guideline CLTV of 80%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874541	FPRO8998	12/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 45.4% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.4% is less than Guideline CLTV of 80%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894703	FCOM8997	12/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660

											Qualifying DTI below max allowed. - Calculated DTI of 19.82% is less than Guideline DTI of 50%	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894703	FCRE8999	12/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660

											Qualifying DTI below max allowed. - Calculated DTI of 19.82% is less than Guideline DTI of 50%	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894703	FPRO8998	12/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660

											Qualifying DTI below max allowed. - Calculated DTI of 19.82% is less than Guideline DTI of 50%	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304845356	FCRE8999	12/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 20.93% is less than Guideline DTI of 50%	Resolved	12/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304845356	FPRO8998	12/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 20.93% is less than Guideline DTI of 50%	Resolved	12/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304845356	FCOM8997	12/03/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 20.93% is less than Guideline DTI of 50%	Resolved	12/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304868311	finding-3532	12/29/2025	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii). The initial CD is missing from the loan file. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XX/XXXX.	TF 12/29 Please see attached Initial Closing Disclosure	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660	Resolved	12/29/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304868311	finding-3367	12/29/2025	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on XXX (XX/XX/XXXX)As not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation Required- Homeownership Counseling Organizations Disclosure dated within XXX business days of the application date of XX/XX/XXXX.	TF 12/29 Please see attached initial Disclosure package	Initial Disclosures provided within XXX business days of application; exception resolved; Initial Disclosures provided within XXX business days of application; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 680	Resolved	12/29/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304868311	finding-3634	12/29/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XX,XXX.XX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX. Please provide the initial LE issued within XXX business days of the application date of XX/XX/XXXX. Additional testing will be completed once the initial LE is provided.	TF 12/29 Please see attached initial Disclosure package	Initial Disclosures provided within XXX business days of application; exception resolved; Initial Disclosures provided within XXX business days of application; exception resolved	Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660	Resolved	12/29/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304868311	finding-3635	12/29/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $X,XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $X,XXX is due to increase in title fees from Initial LE to Final CD. Missing initial LE dated within XXX days of XX/XX/XXXX application date. Fees were testing as 10% tolerance due to missing Service provider list dated within XXX days of XX/XX/XXXX application date. Providing SPL may cure the exceptions; additional testing will be completed once received.	TF 12/29 Please see attached initial Disclosure package	LE provided; excpetion resolved; LE provided; excpetion resolved; This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660	Resolved	12/29/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304868311	finding-3515	12/29/2025	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on Columbus Day (XX/XX/XXXX)As not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation required to clear exception. The Initial Loan Estimate is missing from the loan file. The earliest LE in the loan file was issued on XX/XX/XXXX. The violation can be cured by providing the initial LE within XXX days of application date XX/XX/XXXX. Additional conditions may apply.	TF 12/29 Please see attached initial Disclosure package	Initial Disclosures provided within XXX business days of application; exception resolved; Initial Disclosures provided within XXX business days of application; exception resolved	Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660	Resolved	12/29/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304868311	FCRE8999	12/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 680	Resolved	12/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304868311	FPRO8998	12/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 680	Resolved	12/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304875193	FCRE1201	12/18/2025	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	XX/XX/XXXX XXX: please see attached	Documentation is sufficient. Fraud Guard provided. Exception resolved.; Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304875193	FPRO8998	12/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304875193	FCOM8997	12/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304871514	FCRE8999	11/26/2025	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 30.15% is less than Guideline DTI of 50%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304871514	FCOM8997	11/26/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 30.15% is less than Guideline DTI of 50%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304871514	FPRO8998	11/26/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying DTI below max allowed. - Calculated DTI of 30.15% is less than Guideline DTI of 50%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874539	FCOM8997	12/16/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874539	FCRE8999	12/16/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874539	FPRO8998	12/16/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740	Resolved	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874424	FCRE1437	12/18/2025	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing all pages of business tax returns for borrower's Partnership business - XXX	XX/XX/XXXX XXX: According to the fannie mae guidelines The Seller is not required to obtain any additional documentation or evaluate the income or loss from the self-employment for each Borrower on the Mortgage who:

Has a primary source of income, other than self-employment, used for qualifying for the Mortgage (e.g., salaried income from primary employment), and
Is self-employed and self-employment income is a secondary source of income	Documentation is sufficient. Tax return in file is acceptable. Exception resolved.; Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.73% is less than Guideline LTV of 89.99%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 711 is greater than Guideline minimum FICO of 680
Qualifying DTI below max allowed. - Calculated DTI of 36.84% is less than Guideline DTI of 50%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.73% is less than Guideline CLTV of 89.99%	Resolved	12/18/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304874424	FCRE7497	12/18/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing supporting documentation verifying monthly payment of $XXX for other REO at XXX. The Loan Estimate provided is insufficient to verify the payment.	XX/XX/XXXX XXX: The loan estimate document does provide the correct information and confirms the mortgage monthly payment.	Documentation is sufficient. Lender confirmed the mortgage payment. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.73% is less than Guideline LTV of 89.99%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 711 is greater than Guideline minimum FICO of 680
Qualifying DTI below max allowed. - Calculated DTI of 36.84% is less than Guideline DTI of 50%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.73% is less than Guideline CLTV of 89.99%	Resolved	12/18/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304874424	FCOM8997	12/12/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.73% is less than Guideline LTV of 89.99%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 711 is greater than Guideline minimum FICO of 680
Qualifying DTI below max allowed. - Calculated DTI of 36.84% is less than Guideline DTI of 50%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.73% is less than Guideline CLTV of 89.99%	Resolved	12/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304874424	FPRO8998	12/12/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.73% is less than Guideline LTV of 89.99%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 711 is greater than Guideline minimum FICO of 680
Qualifying DTI below max allowed. - Calculated DTI of 36.84% is less than Guideline DTI of 50%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.73% is less than Guideline CLTV of 89.99%	Resolved	12/12/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894655	FCRE8999	11/26/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 89.99%

											Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 89.99%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894655	FCOM8997	11/26/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 89.99%

											Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 89.99%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304894655	FPRO8998	11/26/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 89.99%

											Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 89.99%	Resolved	11/26/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304872540	FPRO8998	12/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.76% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.76% is less than Guideline LTV of 89.99%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is greater than Guideline minimum FICO of 700	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304872540	FCRE8999	12/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.76% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.76% is less than Guideline LTV of 89.99%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is greater than Guideline minimum FICO of 700	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304872540	FCOM8997	12/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.76% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.76% is less than Guideline LTV of 89.99%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is greater than Guideline minimum FICO of 700	Resolved	12/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695173	FPRO9990	06/02/2025	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Not in file CU score is 2.6	Document Uploaded. ; Per UW on this program -- FNMA Risk Score of 3.5+ requires a second level review and desk review. Please advise as CU score is 2.6.	Third party valuation product provided within tolerance.; An Appraisal Risk Review for the subject property was received.
; ; According to the SSR Report the CU score is 2.6. A Third party valuation is missing.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%	Resolved	06/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304695173	FCRE8999	05/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304695173	FCOM8997	05/05/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 620
Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%	Resolved	05/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822697	FCOM1227	10/21/2025	Credit	Missing Doc	PUD Rider is Missing	XXX Rider is Missing Per Appraisal and Executed Closing Disclosure subject is a XXX	XXX Rider	The XXX Rider is Present or is Not Applicable (Property Type is XXX). Corrected DOT with XXX rider provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of 33.31% is less than Guideline DTI of 45%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.52% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.52% is less than Guideline CLTV of 80%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/21/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304822697	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of 33.31% is less than Guideline DTI of 45%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.52% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.52% is less than Guideline CLTV of 80%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822697	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of 33.31% is less than Guideline DTI of 45%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 660
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.52% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.52% is less than Guideline CLTV of 80%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822689	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822689	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822689	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304892923	FCOM3849	12/26/2025	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence that a copy of the appraisal report was delivered to the consumer at lease 3 days prior to consummation date XX/XX/XXXX.	delivery	Exception is non-material and graded as level 2/B.; Document provided does not confirm the borrower received the appraisal at least 3 day prior to consummation	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304892923	FCRE8999	12/05/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304892923	FPRO8998	12/05/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304875221	FCRE8999	12/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 680	Resolved	12/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304875221	FPRO8998	12/01/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 680	Resolved	12/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304875221	FCOM8997	12/01/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 50%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 680	Resolved	12/01/2025		A	A	A	A	A	A	A	A	A	A	A	A